NOTES PAYABLE (Details 1) - USD ($)	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Notes payable, currently in default	$ 75,001	$ 75,001	$ 75,001
Note Payable [Member]
Notes payable, currently in default	$ 75,001	$ 75,001	$ 75,001